Issued Capital - Additional Information (Detail) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Statement [Line Items]
Par value per common share | $ / shares	$ 0
Preference shares outstanding | shares	0
At The Market Equity Program [Member]
Statement [Line Items]
Maximum value of common shares that can be issued under the at-the-market equity program | $	$ 300